Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - SIP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan's increase (decrease) in net assets available for benefits per financial statements	$ 107,454
Change in certain deemed distributions of participant loans	54
Change in adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	903
Net income (loss) per Form 5500	$ 108,411